SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Acquired intangible assets with indefinite lives
Number of movie theatre licenses acquired in a business acquisition	10
Advertising and marketing expenses
Advertising Expense	$ 3,151,597	$ 4,735,207	$ 5,509,123
Business tax and film industry development fund levy
Business taxes	1,793,469	3,552,059	2,076,930
Mandatory contribution to film industry development fund (as a percent)		5.00%
Film industry development fund	2,869,573	1,995,813	1,230,836
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 57,814,268	$ 19,508,508
Cash and cash equivalents denominated in RMB as a percentage of cash and cash equivalents (as a percent)	91.00%	70.00%
Minimum
Business tax and film industry development fund levy
Business taxes on services (as a percent)	3.00%
Value added tax
Value added tax on services (as a percent)	3.00%
Maximum
Business tax and film industry development fund levy
Business taxes on services (as a percent)	5.00%
Value added tax
Value added tax on services (as a percent)	6.00%
Membership
Acquired intangible assets with indefinite lives
Estimated average useful lives	1 year 9 months 18 days
Favorable lease | Minimum
Acquired intangible assets with indefinite lives
Estimated average useful lives	1 year
Favorable lease | Maximum
Acquired intangible assets with indefinite lives
Estimated average useful lives	4 years 6 months